Employees	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employees	4. Employees4A. STAFF AND MANAGEMENT COSTS

Staff costs	€ million 2024	€ million 2023	€ million 2022
Wages and salaries	(5,852)	(5,722)	(5,857)
Social security costs	(640)	(591)	(587)
Other pension costs	(339)	(348)	(396)
Share-based compensation costs	(324)	(212)	(177)
	(7,155)	(6,873)	(7,017)

Average number of employees during the year (a)	'000 2024	'000 2023	'000 2022
Asia Pacific Africa	61	64	73
The Americas	38	38	38
Europe	26	26	27
	125	128	138
(a)Reduction in average number of employees is primarily driven by the productivity programme and business disposals during 2024. The reduction in 2023 was primarily driven by the disposal of the global tea business in 2022.

Key management compensation	€ million 2024	€ million 2023	€ million 2022
Salaries and short-term employee benefits	(44)	(41)	(41)
Share-based benefits(a)	(19)	(13)	(15)
	(63)	(54)	(56)
Of which: Executive Directors	(14)	(13)	(12)
Other(b)	(49)	(41)	(44)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(65)	(56)	(58)
(a)Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is €13 million (2023: €8 million; 2022: €12 million).
(b)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.
Key management are defined as the members of Unilever Leadership Executive (ULE) and the Non-Executive Directors. Compensation for ULE members is pro-
rated based on time actively spent in a ULE role.
4B. PENSIONS AND SIMILAR OBLIGATIONS

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing pension benefits promised to employees over the year, administration costs (other than costs of managing plan assets), plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement).
The amount charged or credited to finance costs is a net interest expense calculated by applying the liability discount rate to the surplus or deficit. Any differences between the expected interest on assets and the return actually achieved, and any changes in the liabilities over the year due to changes in assumptions or experience within the plans, are recognised immediately in the statement of comprehensive income.
The defined benefit plan surplus or deficit on the balance sheet comprises the total for each plan of the fair value of plan assets less the present value of the defined benefit liabilities (using a discount rate based on high-quality corporate bonds, or a suitable alternative where there is no active corporate bond market)
adjusted for irrecoverable surpluses.
All defined benefit plans are subject to regular actuarial review using the projected unit method by external consultants. The Group policy is that the most material plans, representing approximately 81% of the defined benefit liabilities, are formally valued every year. Other material plans, accounting for a further 14% of the liabilities, have their liabilities updated each year. Group policy for the remaining plans requires a full actuarial valuation at least every three years. Asset values for all plans are updated every year.
For defined contribution plans, the charges to the income statement are the company contributions payable, as the company’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

Description of plans
The Group increasingly operates a number of defined contribution plans, the assets of which are held in external funds. In certain countries, the Group operates defined benefit pension plans based on employee pensionable remuneration and length of service. The majority of defined benefit plans are either career average, final salary or hybrid plans and operate on a funded basis with assets held in external funds. Benefits are determined by the plan rules and are linked to inflation in some countries. Our largest plans are in the UK and the Netherlands. In the UK, we operate a career average defined benefit plan (with a salary limit for benefit accrual) which is closed to new entrants from October 2021, and a defined contribution plan. In the Netherlands, we operate a collective defined contribution plan for all new benefit accrual and a closed career average defined benefit plan for benefits built up to April 2015.
The Group also provides other post-employment benefits, mainly post-employment healthcare plans in the US, closed to new entrants from January 2014. These plans are predominantly unfunded.
Governance
The majority of the Group’s externally funded plans are established as trusts, foundations or similar entities. The operation of these entities is governed by local regulations and practice in each country, as is the nature of the relationship between the Group and the Trustees (or equivalent) and their composition. Where
Trustees (or equivalent) are in place to operate plans, they are generally required to act on behalf of the plan’s stakeholders. They are tasked with periodic reviews of the solvency of the plan in accordance with local legislation and play a role in the long-term investment and funding strategy. The Group also has an internal body, the
Pensions Committee, that is responsible for setting the company’s policies and decision-making on plan matters, including but not limited to design, funding, investments, risk management and governance.
Investment strategy
The Group’s investment strategy in respect of its funded plans is implemented within the framework of the various statutory requirements of the territories where the plans are based. The Group has developed policy guidelines for the allocation of assets to different classes with the objective of controlling risk and maintaining the right balance between risk and long-term returns in order to limit the cost to the Group of the benefits provided. To achieve this, investments are diversified, such that the failure of any single investment should not have a material impact on the overall level of assets. The plans expose the Group to a number of actuarial risks such as investment risk, interest rate risk, longevity risk and, in certain countries, inflation risk. There are no unusual entity or material plan-specific risks to the Group. The plans invest a reducing proportion of assets in equities and, for risk control, an increasing proportion in liability matching assets (bonds). There are also investments in property and other alternative assets; additionally, the Group uses derivatives to further mitigate the impact of the risks outlined above. However, the portfolio leverage is relatively low. The majority of assets are managed by a number of external fund managers with a small proportion managed in-house. Unilever has a pooled investment vehicle (Univest) which it believes offers its pension plans around the world a simplified externally managed investment vehicle to implement their strategic asset allocation models, currently for bonds, equities and alternative assets. The aim is to provide high-quality, well-diversified, cost-effective, risk-controlled vehicles. The pension plans’ investments are overseen by Unilever’s internal investment company, the Univest Company.
Assumptions
With the objective of presenting the assets and liabilities of the pensions and other post-employment benefit plans at their fair value on the balance sheet, assumptions under IAS 19 are set by reference to market conditions at the valuation date. The actuarial assumptions used to calculate the benefit liabilities vary according to the country in which the plan is situated. The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 95% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2024		31 December 2023
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	4.8%	6.3%	4.4%	5.9%
Inflation	2.8%	n/a	2.8%	n/a
Rate of increase in salaries	3.4%	3.0%	3.4%	2.9%
Rate of increase for pensions in payment (where provided)	2.5%	n/a	2.6%	n/a
Rate of increase for pensions in deferment (where provided)	2.8%	n/a	2.8%	n/a
Long-term medical cost inflation	n/a	5.7%	n/a	5.5%
For the most material other post-employment benefit plan in the US, a higher initial level of medical cost inflation is assumed which falls from the initial rate of 6.75%
to the long-term rate of 5% after 7 years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
For the UK and Netherlands pension plans, representing approximately 64% of all defined benefit pension liabilities, the assumptions used at
31 December 2024 and 2023 were:

	United Kingdom		Netherlands
	2024	2023	2024	2023
Discount rate	5.6%	4.7%	3.4%	3.2%
Inflation	3.1%	3.0%	2.0%	2.1%
Rate of increase in salaries	3.8%	3.6%	2.5%	2.6%
Rate of increase for pensions in payment (where provided)	2.9%	2.8%	2.0%	2.1%
Rate of increase for pensions in deferment (where provided)	2.9%	2.8%	2.0%	2.1%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.5	21.5	22.0	21.9
Women	23.1	23.1	24.2	24.1
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.5	22.4	24.0	23.9
Women	24.3	24.2	26.2	26.1
Demographic assumptions, such as mortality rates, are set having regard to the latest trends in life expectancy (including expectations of future improvements), plan experience and other relevant data. These assumptions are reviewed and updated as necessary as part of the periodic actuarial valuation of the pension plans. The years of life expectancy for 2024 above have been translated from the following tables:
Largest UK plan: Standard life expectancy tables Series S3, adjusted to reflect the experience of our plan members analysed as part of the 2022 actuarial valuation.
Future improvements in longevity have been allowed for in line with the core CMI 2022 Mortality Projections Model with a 1% p.a. long-term improvement rate.
Largest Netherlands plan: The Dutch Actuarial Society’s AG Prognosetafel 2024 table is used with correction factors (2020) to allow for the typically longer life expectancy for fund members relative to the general population. This table has an in-built allowance for future improvements in longevity.
The impact from changes to the assumptions of the remaining defined benefit plans are considered immaterial. Their assumptions vary due to a number of factors including the currency and long-term economic conditions of the countries where they are situated.
Income statement
The charge to the income statement comprises:

	Notes	€ million 2024	€ million 2023	€ million 2022
Charged to operating profit:
Defined benefit pension and other benefit plans:
Gross service cost		(178)	(128)	(186)
Employee contributions		37	11	12
Special termination benefits		(5)	(14)	(11)
Past service cost including (losses)/gains on curtailments(a)		32	3	–
Settlements		5	2	1
Defined contribution plans		(230)	(222)	(212)
Total operating cost	4A	(339)	(348)	(396)
Finance income/(cost)(b)	5	71	110	44
Net impact on the income statement (before tax)		(268)	(238)	(352)
(a)This includes €28 million credit in the UK due to removal of a discretionary administration practice.
(b)This includes the impact of asset ceiling on interest.
Statement of comprehensive income
Amounts recognised in the statement of comprehensive income on the remeasurement of the surplus/(deficit).

	€ million 2024	€ million 2023	€ million 2022
Return on plan assets excluding amounts included in net finance income/(cost)	(601)	131	(6,483)
Change in asset ceiling excluding amounts included in finance cost	(38)	(6)	(184)
Actuarial gains/(losses) arising from changes in demographic assumptions	26	98	(24)
Actuarial gains/(losses) arising from changes in financial assumptions	903	(552)	6,914
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	28	(416)	(760)
Total of defined benefit costs recognised in other comprehensive income	318	(745)	(537)
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Balance sheet
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2024		€ million 2023
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	19,867	2	20,174	4
Present value of liabilities	(16,259)	(345)	(17,174)	(348)
Computed surplus/(deficit)	3,608	(343)	3,000	(344)
Irrecoverable surplus(a)	(295)	–	(255)	–
Surplus/(deficit)	3,313	(343)	2,745	(344)
Of which in respect of:
Funded plans in surplus:
Liabilities	(12,909)	–	(13,739)	–
Assets	17,368	–	17,775	–
Aggregate surplus	4,459	–	4,036	–
Irrecoverable surplus(a)	(295)	–	(255)	–
Surplus/(deficit)	4,164	–	3,781	–
Funded plans in deficit:
Liabilities	(2,633)	(41)	(2,715)	(39)
Assets	2,499	2	2,399	4
Surplus/(deficit)	(134)	(39)	(316)	(35)
Unfunded plans:
Pension liability	(717)	(304)	(720)	(309)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Reconciliation of change in assets and liabilities
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January fair value of assets	8,679	5,514	5,985	20,178	8,704	5,343	5,320	19,367
1 January irrecoverable surplus	–	–	(255)	(255)	–	–	(234)	(234)
1 January (after irrecoverable surplus)	8,679	5,514	5,730	19,923	8,704	5,343	5,086	19,133
Employee contributions	–	–	37	37	–	–	11	11
Settlements	–	–	–	–	–	–	(1)	(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	194	99	(601)	(227)	146	212	131
Change in asset ceiling excluding amounts included in interest expenses	–	–	(38)	(38)	–	–	(6)	(6)
Interest income(a)	407	174	273	854	432	194	233	859
Employer contributions(b)	47	(106)	256	197	50	9	348	407
Benefit payments	(492)	(181)	(535)	(1,208)	(459)	(178)	(485)	(1,122)
Other(c)	–	–	(13)	(13)	–	–	371	371
Currency retranslation	385	–	38	423	179	–	(39)	140
31 December (after irrecoverable surplus)	8,132	5,595	5,847	19,574	8,679	5,514	5,730	19,923
31 December irrecoverable surplus	–	–	(295)	(295)	–	–	(255)	(255)
31 December fair value of assets	8,132	5,595	6,142	19,869	8,679	5,514	5,985	20,178
(a)This includes the impact of asset ceiling on interest.
(b)The Group received a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
(c)The majority of 'Other' during 2023 is explained by reclassification of India HUL and GSK Provident Funds from Defined Contribution to Defined Benefit reporting adding €368 million to both assets and liabilities at year end 2023. The impact on the overall (deficit)/surplus is nil.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Movements in liabilities during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January	(7,250)	(4,031)	(6,241)	(17,522)	(6,838)	(3,734)	(5,992)	(16,564)
Gross service cost	(51)	(4)	(123)	(178)	(42)	(5)	(81)	(128)
Special termination benefits	–	–	(5)	(5)	–	–	(14)	(14)
Past service costs including losses/(gains) on curtailments	27	–	5	32	–	–	3	3
Settlements	–	–	5	5	–	–	3	3
Interest cost	(337)	(126)	(320)	(783)	(335)	(135)	(279)	(749)
Actuarial gain/(loss) arising from changes in demographic assumptions	3	13	10	26	104	–	(6)	98
Actuarial gain/(loss) arising from changes in financial assumptions	675	160	68	903	(243)	(236)	(73)	(552)
Actuarial gain/(loss) arising from experience adjustments	(14)	154	(112)	28	(220)	(99)	(97)	(416)
Benefit payments	492	181	535	1,208	459	178	485	1,122
Other(a)	–	–	33	33	–	–	(371)	(371)
Currency retranslation	(327)	–	(24)	(351)	(135)	–	181	46
31 December	(6,782)	(3,653)	(6,169)	(16,604)	(7,250)	(4,031)	(6,241)	(17,522)
(a)The majority of 'Other' during 2023 is explained by reclassification of India HUL and GSK Provident Funds from Defined Contribution to Defined Benefit reporting adding €368 million to both assets and liabilities at year end 2023. The impact on the overall (deficit)/surplus is nil.
Movements in (deficit)/surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January	1,429	1,483	(511)	2,401	1,866	1,609	(906)	2,569
Gross service cost	(51)	(4)	(123)	(178)	(42)	(5)	(81)	(128)
Employee contributions	–	–	37	37	–	–	11	11
Special termination benefits	–	–	(5)	(5)	–	–	(14)	(14)
Past service costs including losses/(gains) on curtailments	27	–	5	32	–	–	3	3
Settlements	–	–	5	5	–	–	2	2
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	194	99	(601)	(227)	146	212	131
Change in asset ceiling excluding amounts included in interest expenses	–	–	(38)	(38)	–	–	(6)	(6)
Interest cost	(337)	(126)	(320)	(783)	(335)	(135)	(279)	(749)
Interest income(a)	407	174	273	854	432	194	233	859
Actuarial gain/(loss) arising from changes in demographic assumptions	3	13	10	26	104	–	(6)	98
Actuarial gain/(loss) arising from changes in financial assumptions	675	160	68	903	(243)	(236)	(73)	(552)
Actuarial gain/(loss) arising from experience adjustments	(14)	154	(112)	28	(220)	(99)	(97)	(416)
Employer contributions(b)	47	(106)	256	197	50	9	348	407
Benefit payments	–	–	–	–	–	–	–	–
Other	–	–	20	20	–	–	–	–
Currency retranslation	58	–	14	72	44	–	142	186
31 December	1,350	1,942	(322)	2,970	1,429	1,483	(511)	2,401
(a)This includes the impact of asset ceiling on interest.
(b)The Group received a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
The actual return on recognised plan assets during 2024 was €253 million, being €(601) million of asset returns and €854 million of interest income shown in the tables above (2023: €990 million).
Movements in irrecoverable surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January	–	–	(255)	(255)	–	–	(234)	(234)
Interest income	–	–	(7)	(7)	–	–	(7)	(7)
Change in irrecoverable surplus in excess of interest	–	–	(38)	(38)	–	–	(6)	(6)
Currency retranslations	–	–	5	5	–	–	(8)	(8)
31 December	–	–	(295)	(295)	–	–	(255)	(255)
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
The duration of the principal defined benefit plan liabilities (representing 95% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2024 Total	UK	Netherlands	Rest of world(a)	2023 Total
Duration (years)	12	14	10	0 to 23	12	14	10	0 to 22
Active members	8%	7%	23%	13%	7%	7%	23%	12%
Deferred members	30%	38%	15%	27%	31%	38%	14%	27%
Retired members	62%	55%	62%	60%	62%	55%	63%	61%
(a)Rest of world numbers shown are weighted averages by liabilities.
Plan assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	€ million 31 December 2024				€ million 31 December 2023
	UK	Netherlands	Rest of world	2024 Total	UK	Netherlands	Rest of world	2023 Total
Total Pension Plans Assets	8,132	5,595	6,140	19,867	8,679	5,514	5,981	20,174
Equities Total	214	1,176	1,106	2,496	224	1,095	1,424	2,743
– Europe	37	148	346	531	43	171	431	645
– North America	128	746	525	1,399	133	670	617	1,420
– Other	49	282	235	566	48	254	376	678
Fixed Income Total	6,228	3,627	3,763	13,618	6,640	3,521	3,344	13,505
– Government bonds	4,296	1,460	1,814	7,570	4,773	1,461	1,546	7,780
– Investment grade corporate bonds	895	648	1,296	2,839	791	620	1,197	2,608
– Other Fixed Income	1,037	1,519	653	3,209	1,076	1,440	601	3,117
Derivatives	(239)	90	–	(149)	(237)	145	16	(76)
Private Equity	617	105	32	754	559	95	36	690
Property and Real Estate	749	370	433	1,552	674	321	412	1,407
Hedge Funds	123	–	75	198	136	–	69	205
Other	440	227	404	1,071	683	337	391	1,411
Other Pension Plans	–	–	327	327	–	–	289	289
Other Post-Employment Benefit Plans Assets	–	–	2	2	–	–	4	4
Total Assets	8,132	5,595	6,142	19,869	8,679	5,514	5,985	20,178
The fair values of the above equity and fixed income instruments are determined based on quoted market prices in active markets. The fair value of private equity, properties, derivatives and hedge funds are not based on quoted market prices in active markets. Properties are externally and independently appraised on the basis of an open market value per professional market standards. The value of an investment holding in a property fund is typically the net asset value as provided to an investor. The Group uses derivatives and other instruments to hedge some of its exposure to inflation and interest rate risk – the degree of this hedging of liabilities was over 100% for both interest rate and inflation for the UK plan and approximately 90% for interest rate and 20% for inflation for the Netherlands plan at year end.
Foreign currency exposures, in part, are also hedged by the use of forward foreign exchange contracts. Assets included in the Other category are cash and insurance contracts which are also unquoted assets.
No Unilever securities were held at 31 December 2024 or 31 December 2023. Property includes property occupied by Unilever amounting to €98 million and €80 million at 31 December 2024 and 2023 respectively.
The pension assets above exclude the assets in a Special Benefits Trust amounting to €30 million (2023: €33 million) to fund pension and similar obligations in the
US (see also note 17A on page 182).
Sensitivities
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-6%	-7%	-5%
Inflation rate	Increase by 0.5%	4%	8%	5%
Life expectancy	Increase by 1 year	4%	4%	4%
Long-term medical cost inflation(a)	Increase by 1.0%	n/a	n/a	4%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.
A decrease in each assumption would have a comparable and opposite impact on liabilities.
The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period and may not be representative of the actual change. It is based on a change in the key assumption while holding all other assumptions constant. When calculating the sensitivity to the assumption, the same method used to calculate the liability recognised in the balance sheet has been applied. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the previous period.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Cash flow
Group cash flow in respect of pensions and similar post-employment benefits comprises company contributions paid to funded plans and benefits paid by the company in respect of unfunded plans. The table below sets out these amounts:

	€ million 2025 Estimate	€ million 2024	€ million 2023	€ million 2022
Company contributions to funded plans:
Defined Benefit (a)	95	82	291	176
Defined Contribution	245	230	222	212
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	110	115	116	127
Group cash flow in respect of pensions and similar benefits	450	427	629	515
(a)The Group contributed a one-off contribution of $110 million into the US Pension Plan in 2023.
The Group received a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied. A further €118 million refund from the Netherlands Plan is due to be received in 2025.
Following conclusion of the 2022 triennial valuation of the UK pension fund, the Group, in agreement with the Trustees, implemented an updated Schedule of Contributions. Deficit contributions to this fund will continue to be nil. The next triennial valuation is in 2025.
The Group’s funding policy is to periodically review the contributions made to the plans while taking account of local legislation.
4C. SHARE-BASED COMPENSATION PLANS

The fair value of awards at grant date is calculated using observable market price. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement.

As at 31 December 2024, the Group had multiple share-based compensation plans to its employees including Executive Directors and Key Management.
The numbers in this note include shares awarded to Executive Directors and to key management as reported in note 4A on page 149. Non-Executive Directors do not participate in any of the share-based compensation plans.
The charge to income statement related to equity-settled share-based compensation plan is €324 million (2023: €212 million; 2022: €177 million).
SHARE PLANS
As at 31 December 2024, the Group has multiple Share plans under which employees are granted Unilever PLC’s shares. The major share-based plans are explained below:
Performance Share Plans (PSP)
From 2021, under PSP scheme, Unilever’s managers receive annual awards of PLC shares. The awards vest between 0% and 200% of grant level (limits for
Executive Directors may vary) based on the performance measures which are percentage business winning, cumulative free cash flow, underlying return on invested capital, sustainability progress index for the Group. The awards vest after 3 years. In 2024, the Group modified the PSP scheme to only eligible employees. The performance measures for PSP awards from 2024 are underlying sales growth, underlying return on invested capital, relative total shareholder return and sustainability progress index.
Annual Share Plans (ASP)
From 2024, under the Annual Share Plan (ASP) award, eligible employees receive Unilever PLC shares which will vest after 3 years and are not subject to any performance conditions.
Management Co-Investment Plans (MCIP)
The MCIP allowed Unilever’s managers to invest up to 100% of their annual bonus (a minimum of 33% and maximum of 67% for Executive Directors) in shares of
Unilever PLC and to receive a corresponding award of performance-related shares. The awards vest between 0% and 200% of grant level (limits for Executive
Directors may vary) based on the performance measures which are underlying sales growth, underlying EPS growth, return on invested capital and sustainability progress index. The awards vest after 4 years. MCIP awards were last granted in 2020 and vested in 2024.
A summary of the status of the above Share Plans as at 31 December 2024, 2023 and 2022 and changes during the years ended on these dates is presented below:

	2024 Number of shares	2023 Number of shares	2022 Number of shares
Outstanding at 1 January	21,329,938	17,923,890	14,318,564
Awarded	7,508,412	7,479,544	10,032,321
Vested	(6,296,695)	(2,021,439)	(3,101,598)
Forfeited	(3,429,400)	(2,052,057)	(3,325,397)
Outstanding at 31 December	19,112,255	21,329,938	17,923,890

	2024	2023	2022
Share award value information
Fair value per share award during the year	€46.19	€45.71	€41.56
4C. SHARE-BASED COMPENSATION PLANS continued
SHARE OPTIONS
In the year 2024, Hindustan Unilever Limited (HUL) subsidiary of Unilever PLC announced “HUL PSP” scheme 2024. Under this scheme, specific eligible employees of HUL and its wholly owned subsidiaries are awarded with HUL share options. HUL PSP vesting to managers at higher work levels is based on underlying sales growth, underlying return on invested capital, relative total shareholder return and sustainability progress index. These awards will vest after 3 years.

	Number of options	Weighted average exercise price
Outstanding at 1 January 2024	–	€0.00
Awarded	196,994	€0.01
Vested	–	€0.00
Forfeited	(15,856)	€0.01
Outstanding at 31 December 2024	181,138	€0.01
Summary of options outstanding:

	Outstanding share options	Weighted average exercise price	Weighted remaining average contractual life
HUL PSP share options	181,138	€0.01	25 months
Additional information
At 31 December 2024, the employee benefit trust held 1,998,281 (2023: 1,361,032) PLC shares and PLC and its subsidiaries held 326,473 (2023: 36,903) PLC shares which are held as treasury shares.
The book value of €37 million (2023: €207 million) of the shares held by the trust and by Unilever PLC and its subsidiaries in respect of share-based compensation plans is eliminated on consolidation by deduction from other reserves. Their market value at 31 December 2024 was €127 million (2023: €60 million).
Shares held to satisfy awards are accounted for in accordance with IAS 32 ‘Financial Instruments: Presentation’. All differences between the purchase price of the shares held to satisfy awards granted and the proceeds received for the shares, whether on exercise or lapse, are charged to reserves.
Between 31 December 2024 and 21 February 2025 (the latest practicable date for inclusion in this report), movement in shares and share options are as below:
■Shares: nil shares were granted, 6,389,830 shares vested and 1,416,886 shares were forfeited related to the Share Plans.
■Share options: nil shares were granted, nil shares vested and 2,565 shares were forfeited related to the Share Plans.